Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Federal and state credit carryforward	$ 77.8	$ 85.9
Federal net operating loss	49.5	48.9
State and local net operating loss	8.7	11.5
Other liabilities not yet deductible	3.3	3.0
Total deferred tax assets	139.3	149.3
Less valuation allowance	(3.6)	(3.2)
Deferred tax asset, net	135.7	146.1
Deferred tax liabilities:
Properties, plants and equipment	(112.8)	(113.3)
Other liabilities	(0.7)	0
Total deferred tax liabilities	(113.5)	(113.3)
Net deferred tax asset	$ 22.2	$ 32.8